Derivative Financial Instruments and Hedging Activities (Details 1) - Foreign Exchange Contract [Member] - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014
US dollar [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 1,023	[1]	$ 678
Derivative, Fair Value, Net	(55)		(20)
Euro [Member]
Derivative [Line Items]
Derivative, Notional Amount	202	[1]	186
Derivative, Fair Value, Net	21		18
Japanese yen [Member]
Derivative [Line Items]
Derivative, Notional Amount	51	[1]	51
Derivative, Fair Value, Net	$ 3		$ 7

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmY5Mjg0YmY3NjcxNTQ3OWJiNzJhMzMyYjM5ZTBjNzU1fFRleHRTZWxlY3Rpb246MTY5ODk5NTY1OTM1NUZERjhCRTA5OThFMjdEMkYxOUYM}